NOTE 26. RESERVES	12 Months Ended
Dec. 31, 2021
NOTE 26. RESERVES

NOTE 26. RESERVES

(a)       The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations to Australian dollars.

(b)       (i) In 2020, the movement in other reserves represents the release of the reserve to accumulated losses as a result of the disposal of the subsidiary Marvel Digital Limited ("MDL") and its subsidiaries (Note 24).

  (ii) In 2021, the movement in other reserves represents the release of the reserve to accumulated losses as a result of the disposal of the subsidiary GOXD International Limited ("GOXD") and its subsidiaries (Note 24).